25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 2) - Number	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FAF [Member]
Disclosure of defined benefit plans [line items]
Discount rate	9.74%	11.20%
Inflation rate	4.25%	4.85%
Wage growth rate	4.93%	5.53%
Number of active participants	7,924	8,384
Number of participants in direct proportional benefit	10	41
Number of assisted beneficiary participants	6,233	5,984
FAF [Member] | Schedule of mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	AT-2000	AT-2000
FAF [Member] | Schedule of disabled mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	RRB-1983	RRB-1983
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
Discount rate	9.72%	11.25%
Inflation rate	4.25%	4.85%
Wage growth rate
Number of active participants
Number of participants in direct proportional benefit
Number of assisted beneficiary participants	51	54
Plans I and II [Member] | Schedule of mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	AT-2000	AT-2000
Plans I and II [Member] | Schedule of disabled mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	RRB-1983	RRB-1983